Restructuring - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Person	Dec. 31, 2011 Person
Restructuring Cost and Reserve [Line Items]
Number of employees	1,000	210
Restructuring Charges	$ 66,900	$ 13,000
Tyco Flow Control International, Ltd
Restructuring Cost and Reserve [Line Items]
Restructuring Charges	20,127
Water & Fluid Solutions
Restructuring Cost and Reserve [Line Items]
Number of employees	500	160
Restructuring Charges	49,100	11,000
Technical Solutions
Restructuring Cost and Reserve [Line Items]
Number of employees	200	50
Restructuring Charges	12,700	2,000
Valves & Controls
Restructuring Cost and Reserve [Line Items]
Number of employees	300
Restructuring Charges	$ 5,100